Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer, Including Assessed Tax			$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(16,662)	(7,827)
Retained Earnings (Accumulated Deficit), Ending Balance	(232,929)		(216,845)
Net Cash Provided by (Used in) Operating Activities, Total	(11,050)	(5,060)
Net Current Assets	17,546
Cash and Cash Equivalents, at Carrying Value, Ending Balance	24,917	$ 1,961	35,933	$ 3,889
Long-term Debt, Total	1,413		1,436
Long-term Debt, Fair Value	$ 1,214		$ 1,373